Consolidated Statements of Financial Position $ in Millions	Dec. 31, 2025 KRW (₩)	Dec. 31, 2024 KRW (₩)
Assets
Cash and cash equivalents	₩ 7,049,800,000,000	₩ 6,767,898,000,000
Trade accounts and notes receivable, net	11,183,974,000,000	10,821,488,000,000
Other receivables, net	1,920,685,000,000	2,261,323,000,000
Other short-term financial assets	8,778,584,000,000	8,499,389,000,000
Inventories, net	13,739,362,000,000	14,179,167,000,000
Current income tax assets	78,704,000,000	140,494,000,000
Assets held for sale	20,167,000,000	608,758,000,000
Other current assets	813,522,000,000	786,943,000,000
Total current assets	43,584,798,000,000	44,065,460,000,000
Long-term trade accounts and notes receivable, net	19,708,000,000	27,779,000,000
Other receivables, net	1,635,253,000,000	1,306,329,000,000
Other long-term financial assets	3,060,842,000,000	2,571,651,000,000
Investments in associates and joint ventures	4,980,153,000,000	4,738,793,000,000
Investment property, net	1,691,625,000,000	1,955,896,000,000
Property, plant and equipment, net	42,292,820,000,000	39,846,828,000,000
Intangible assets, net	5,493,529,000,000	4,774,824,000,000
Defined benefit assets, net	360,112,000,000	409,147,000,000
Deferred tax assets	2,033,155,000,000	3,613,344,000,000
Other non-current assets	135,683,000,000	133,684,000,000
Total non-current assets	61,702,880,000,000	59,378,275,000,000
Total assets	105,287,678,000,000	103,443,735,000,000
Liabilities
Trade accounts and notes payable	5,106,921,000,000	6,159,127,000,000
Short-term borrowings and current installments of long-term borrowings	12,117,422,000,000	11,115,747,000,000
Other payables	3,406,505,000,000	3,463,871,000,000
Other short-term financial liabilities	66,623,000,000	120,875,000,000
Current income tax liabilities	223,666,000,000	350,570,000,000
Liabilities directly associated with the assets held for sale	3,678,000,000
Provisions	571,648,000,000	396,030,000,000
Other current liabilities	1,574,195,000,000	1,134,843,000,000
Total current liabilities	23,070,658,000,000	22,741,063,000,000
Long-term trade accounts and notes payable		2,049,000,000
Long-term borrowings, excluding current installments	16,374,578,000,000	14,881,620,000,000
Other payables	1,237,358,000,000	809,012,000,000
Other long-term financial liabilities	91,068,000,000	72,920,000,000
Defined benefit liabilities, net	63,189,000,000	43,143,000,000
Deferred tax liabilities	1,159,973,000,000	2,685,549,000,000
Long-term provisions	650,329,000,000	580,559,000,000
Other non-current liabilities	247,813,000,000	185,052,000,000
Total non-current liabilities	19,824,308,000,000	19,259,904,000,000
Total liabilities	42,894,966,000,000	42,000,967,000,000
Equity
Share capital	482,403,125,000	482,403,125,000
Capital surplus	1,694,572,000,000	1,658,350,000,000
Other components of equity	1,561,510,000,000	1,155,429,000,000
Treasury shares	(1,176,316,000,000)	(1,550,862,000,000)
Retained earnings	53,197,035,000,000	53,644,899,000,000
Equity attributable to owners of the controlling company	55,759,204,000,000	55,390,219,000,000
Non-controlling interests	6,633,508,000,000	6,052,549,000,000
Total equity	62,392,712,000,000	61,442,768,000,000
Total liabilities and equity	₩ 105,287,678,000,000	₩ 103,443,735,000,000